Other assets and liabilities (Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	¥ 1,718,769	¥ 2,490,956
Collateral provided for derivative transactions	884,651	673,511
Prepaid pension cost	612,102	712,523
Miscellaneous receivables	286,896	303,844
Margins provided for futures contracts	225,240	207,381
Security deposits	113,066	113,354
Loans held for sale	33,133	4,583
Other	828,428	612,452
Total	4,702,285	5,118,604
Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	2,882,824	1,894,023
Collateral accepted for derivative transactions	715,894	737,032
Guaranteed trust principal	623,904	561,364
Miscellaneous payables	442,352	925,322
Margins accepted for futures contracts	334,925	386,082
Factoring amounts owed to customers	242,392	290,718
Unearned income	144,903	138,681
Other	1,089,529	1,001,641
Total	¥ 6,476,723	¥ 5,934,863